Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Carrying Amount of Financial Assets
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost. The carrying amount of these financial assets and liabilities approximate their fair value.

	As of June 30, 2025	As of December, 31, 2024
Financial assets
Cash and cash equivalents	718,625	739,237
Trade receivables and trade receivables - related parties	336,203	190,249
Accrued income - related parties	55,903	42,839
Other current receivables and other current receivables - related parties	36,759	12,013
Restricted cash	34,167	31,011
Other non-current receivables	6,747	5,917
Total financial assets measured at amortized cost	1,188,404	1,021,266
Financial liabilities
Current and non-current liabilities to credit institutions	4,060,834	3,439,629
Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties[1]	1,459,391	1,458,176
Trade payables and trade payables - related parties	757,741	893,914
Accrued expenses and accrued expenses - related parties	598,919	670,340
Current and non-current refund liabilities[2]	176,809	155,506
Interest-bearing current liabilities and interest-bearing current liabilities - related parties[1]	125,328	114,585
Current and non-current liabilities related to repurchase commitments	122,710	117,418
Other current liabilities and other current liabilities - related parties	67,585	58,594
Other current and non-current liabilities	21,336	8,094
Advance payments from customers	7,940	17,344
Total financial liabilities measured at amortized cost	7,398,593	6,933,600

1 - The Group's current and non-current lease liabilities are included in Interest-bearing current liabilities and Other non-current interest-bearing liabilities, respectively. The Group's current and non-current related party lease liabilities are included in Interest-bearing current liabilities - related parties and Other non-current interest-bearing liabilities - related parties, respectively.
2 - Includes the Group's current related party refund liabilities. These amounts are presented in Other current liabilities - related parties on the Unaudited Condensed Consolidated Statement of Financial Position.

Schedule of Carrying Amount of Financial Liabilities
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost. The carrying amount of these financial assets and liabilities approximate their fair value.

	As of June 30, 2025	As of December, 31, 2024
Financial assets
Cash and cash equivalents	718,625	739,237
Trade receivables and trade receivables - related parties	336,203	190,249
Accrued income - related parties	55,903	42,839
Other current receivables and other current receivables - related parties	36,759	12,013
Restricted cash	34,167	31,011
Other non-current receivables	6,747	5,917
Total financial assets measured at amortized cost	1,188,404	1,021,266
Financial liabilities
Current and non-current liabilities to credit institutions	4,060,834	3,439,629
Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties[1]	1,459,391	1,458,176
Trade payables and trade payables - related parties	757,741	893,914
Accrued expenses and accrued expenses - related parties	598,919	670,340
Current and non-current refund liabilities[2]	176,809	155,506
Interest-bearing current liabilities and interest-bearing current liabilities - related parties[1]	125,328	114,585
Current and non-current liabilities related to repurchase commitments	122,710	117,418
Other current liabilities and other current liabilities - related parties	67,585	58,594
Other current and non-current liabilities	21,336	8,094
Advance payments from customers	7,940	17,344
Total financial liabilities measured at amortized cost	7,398,593	6,933,600

1 - The Group's current and non-current lease liabilities are included in Interest-bearing current liabilities and Other non-current interest-bearing liabilities, respectively. The Group's current and non-current related party lease liabilities are included in Interest-bearing current liabilities - related parties and Other non-current interest-bearing liabilities - related parties, respectively.
2 - Includes the Group's current related party refund liabilities. These amounts are presented in Other current liabilities - related parties on the Unaudited Condensed Consolidated Statement of Financial Position.
The following table shows the carrying amounts of financial liabilities measured at fair value through profit and loss on a recurring basis.

	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
As of December 31, 2024
Earn-out rights	—	—	28,778	28,778
Class C-1 Shares	2,870	—	—	2,870
Class C-2 Shares	—	630	—	630
Total as of December 31, 2024	2,870	630	28,778	32,278
As of June 30, 2025
Earn-out rights	—	—	12,965	12,965
Class C-1 Shares	2,870	—	—	2,870
Class C-2 Shares	—	630	—	630
Total as of June 30, 2025	2,870	630	12,965	16,465

Schedule of Maturities for Financial Assets and Liabilities
The following table shows the maturities for the Group's non-derivative financial assets and liabilities as of June 30, 2025:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Trade receivables and trade receivables - related parties	336,203	—	—	336,203
Accrued income - related parties	55,903	—	—	55,903
Other current receivables and other current receivables - related parties	36,759	—	—	36,759
Restricted cash	—	34,167	—	34,167
Other non-current receivables	—	3,995	2,752	6,747
Total financial assets measured at amortized cost	428,865	38,162	2,752	469,779

Financial liabilities
Current and non-current liabilities to credit institutions	3,087,055	973,779	—	4,060,834
Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties	—	1,417,264	42,127	1,459,391
Trade payables and trade payables - related parties	757,741	—	—	757,741
Accrued expenses and accrued expenses - related parties	598,919	—	—	598,919
Current and non-current refund liabilities	109,052	53,895	13,862	176,809
Interest-bearing current liabilities and interest-bearing current liabilities - related parties	125,328	—	—	125,328

Current and non-current liabilities related to repurchase commitments	118,208	4,502	—	122,710
Other current liabilities and other current liabilities - related parties	67,585	—	—	67,585
Other current and non-current liabilities	12,198	9,138	—	21,336
Advance payments from customers	7,940	—	—	7,940
Total financial liabilities measured at amortized cost	4,884,026	2,458,578	55,989	7,398,593

Schedule of valuation inputs	The following table presents the variables considered in the valuation and the earn-out fair value:

	As of June 30, 2025	As of December, 31, 2024
Implied volatility	80.0%	85.0%
Risk-free rate	3.7%	4.0%

Schedule of fair value of liabilities
The table that follows shows the changes in the fair value of the earn-out rights in the periods presented:

Earn-out rights
As of January 1, 2024	155,402
Change in fair value measurement	(139,638)
As of June 30, 2024	15,764
As of January 1, 2025	28,778
Change in fair value measurement	(15,813)
As of June 30, 2025	12,965